                             MARQUIS PORTFOLIOS(SM)

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Marquis Portfolios(SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MFS(R) Emerging Markets Equity
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       MFS(R) Research International
  American Funds Growth-Income Fund                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Morgan Stanley Mid Cap Growth
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Templeton Foreign Securities Fund                PIMCO Inflation Protected Bond
LEGG MASON PARTNERS VARIABLE EQUITY                   Portfolio -- Class B
  TRUST -- CLASS I                                 PIMCO Total Return Portfolio -- Class B
  Legg Mason ClearBridge Variable                  Pioneer Fund Portfolio -- Class A
     Appreciation Portfolio                        Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Large Cap           E
     Value Portfolio                               RCM Technology Portfolio -- Class B
  Legg Mason ClearBridge Variable Small Cap        T. Rowe Price Large Cap Value
     Growth Portfolio                                 Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME                T. Rowe Price Mid Cap Growth
  TRUST -- CLASS I                                    Portfolio -- Class B
  Legg Mason Western Asset Variable Global         Third Avenue Small Cap Value
     High Yield Bond Portfolio                        Portfolio -- Class B
MET INVESTORS SERIES TRUST                         Van Kampen Comstock Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A      METROPOLITAN SERIES FUND, INC.
  BlackRock Large Cap Core Portfolio -- Class      BlackRock Bond Income Portfolio -- Class E
     E                                             BlackRock Legacy Large Cap Growth
  Clarion Global Real Estate                          Portfolio -- Class A
     Portfolio -- Class B                          BlackRock Money Market Portfolio -- Class E
  Dreman Small Cap Value Portfolio -- Class A      Davis Venture Value Portfolio -- Class A
  Harris Oakmark International                     FI Value Leaders Portfolio -- Class D
     Portfolio -- Class A                          Jennison Growth Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      Loomis Sayles Small Cap Core
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 Met/Dimensional International Small Company
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
  Legg Mason ClearBridge Aggressive Growth         MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class B                          MFS(R) Value Portfolio -- Class A
  Lord Abbett Mid Cap Value                        Neuberger Berman Genesis Portfolio -- Class
     Portfolio -- Class B                             B
  Met/Eaton Vance Floating Rate                    Neuberger Berman Mid Cap Value
     Portfolio -- Class B                             Portfolio -- Class B
  Met/Franklin Mutual Shares                       Western Asset Management U.S. Government
     Portfolio -- Class B                             Portfolio -- Class A
  Met/Templeton Growth Portfolio -- Class B


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE........................................................   $10(1)
(assessed on transfers that exceed 12 per year)
CONTRACT ADMINISTRATIVE CHARGE
Annual Contract Administrative Charge..................................   $40(2)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:

                                                                     STANDARD DEATH    ENHANCED DEATH
                                                                         BENEFIT           BENEFIT
                                                                     --------------    --------------
Mortality and Expense Risk Charge................................         1.55%(3)          1.70%(3)
Administrative Expense Charge....................................         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.......................................................         1.70%             1.85%
Optional E.S.P. Charge...........................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..         1.95%             2.10%
Optional GMWB I Charge (maximum upon reset)......................         1.00%(4)          1.00%(4)
Optional GMWB II Charge (maximum upon reset).....................         1.00%(4)          1.00%(4)
Optional GMWB III Charge.........................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED..         2.70%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.......................................................         2.70%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.......................................................         1.95%             2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.......................................................         2.95%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.......................................................         2.95%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.......................................................         2.20%             2.35%


---------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.
(3) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B and 0.85% for the Subaccount investing in the Third Avenue Small Cap Value
      Portfolio -- Class A, an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T.Rowe Price Small Cap Growth Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid-Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.
(4) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.49%      1.37%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Mid Cap Portfolio++............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.51%        0.25%       0.29%          0.01%           1.06%         0.01%         1.05%(1)
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio++.........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
  Overseas Portfolio++...........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio++.................     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation Portfolio......     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio++.................     0.75%          --        0.13%            --            0.88%           --          0.88%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio++.................     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio++.................     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio++....     0.75%          --        0.33%            --            1.08%         0.13%         0.95%(2)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%            --            0.89%           --          0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio -- Class I...     0.80%          --        0.11%            --            0.91%           --          0.91%
  Legg Mason Western Asset
     Variable High Income
     Portfolio++.................     0.60%          --        0.08%            --            0.68%           --          0.68%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A++......     0.62%          --        0.07%            --            0.69%           --          0.69%
  Clarion Global Real Estate
     Portfolio -- Class B........     0.62%        0.25%       0.07%            --            0.94%           --          0.94%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.08%            --            0.87%           --          0.87%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(3)
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(4)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap Portfolio
     -- Class A++................     0.69%          --        0.04%            --            0.73%           --          0.73%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.69%        0.25%       0.04%            --            0.98%           --          0.98%
  Legg Mason ClearBridge
     Aggressive Growth
     Portfolio -- Class B........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  Met/Eaton Vance Floating Rate
     Portfolio -- Class B........     0.61%        0.25%       0.08%            --            0.94%           --          0.94%
  Met/Franklin Mutual Shares
     Portfolio -- Class B........     0.80%        0.25%       0.08%            --            1.13%           --          1.13%
  Met/Templeton Growth
     Portfolio -- Class B........     0.69%        0.25%       0.13%            --            1.07%         0.02%         1.05%(5)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.94%          --        0.18%            --            1.12%           --          1.12%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.94%        0.25%       0.18%            --            1.37%           --          1.37%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(6)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B........     0.66%        0.25%       0.14%            --            1.05%         0.02%         1.03%(7)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A++......     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Inflation Protected Bond
     Portfolio -- Class B........     0.47%        0.25%       0.04%            --            0.76%           --          0.76%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(8)
  Pioneer Strategic Income
     Portfolio -- Class E........     0.59%        0.15%       0.08%            --            0.82%           --          0.82%
  RCM Technology Portfolio
     -- Class B..................     0.88%        0.25%       0.09%            --            1.22%           --          1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(9)
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class B........     0.75%        0.25%       0.04%            --            1.04%           --          1.04%
  Third Avenue Small Cap Value
     Portfolio -- Class A++......     0.74%          --        0.04%            --            0.78%           --          0.78%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D++......     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class E........     0.37%        0.15%       0.03%            --            0.55%         0.03%         0.52%(10)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(11)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  BlackRock Money Market
     Portfolio -- Class E........     0.32%        0.15%       0.02%            --            0.49%         0.01%         0.48%(12)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(13)
  FI Value Leaders Portfolio
     -- Class D..................     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  Jennison Growth Portfolio
     -- Class B..................     0.62%        0.25%       0.02%            --            0.89%         0.07%         0.82%(14)
  Loomis Sayles Small Cap Core
     Portfolio -- Class B........     0.90%        0.25%       0.06%            --            1.21%         0.05%         1.16%(15)
  Met/Dimensional International
     Small Company
     Portfolio -- Class B........     0.81%        0.25%       0.20%            --            1.26%           --          1.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(16)
  Neuberger Berman Genesis
     Portfolio -- Class B........     0.83%        0.25%       0.06%            --            1.14%         0.02%         1.12%(17)
  Neuberger Berman Mid Cap Value
     Portfolio -- Class B........     0.65%        0.25%       0.05%            --            0.95%           --          0.95%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B++......     0.50%        0.25%       0.07%            --            0.82%           --          0.82%
  Western Asset Management U.S.
     Government Portfolio
     -- Class A..................     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(18)
WELLS FARGO VARIABLE TRUST
  VT Small Cap Value Fund++......     0.75%        0.25%       0.32%          0.02%           1.34%         0.18%         1.16%(19)


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) The Fund's manager has agreed to forgo fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that Net Total Annual Operating Expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.80%, excluding 12b-1 fees. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(9) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% on amounts over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.
(18) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(19) The Fund's expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Fund's adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Net Total Annual Operating Expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.14% for Class 2.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Mid Cap Portfolio++                 Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio++              Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
Overseas Portfolio++                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio++                                          LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio            capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio++                       appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio++                       consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio++      capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio++          capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio -- Class I              of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio++           primary objective and capital        LLC
                                    appreciatation as its secondary      Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A++            investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class B              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Legg Mason ClearBridge Aggressive   Seeks capital appreciation.          MetLife Advisers, LLC
  Growth Portfolio -- Class B                                            Subadviser: ClearBridge Advisors,
                                                                         LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Eaton Vance Floating Rate       Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income.                              Subadviser: Eaton Vance
                                                                         Management
Met/Franklin Mutual Shares          Seeks capital appreciation, which    MetLife Advisers, LLC
  Portfolio -- Class B              may occasionally be short-term.      Subadviser: Franklin Mutual
                                    The Portfolio's secondary            Advisers, LLC
                                    investment objective is income.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Morgan Stanley
                                                                         Investment Management, Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A++            consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class B              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
T. Rowe Price Mid Cap Growth        Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A++            appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D++            appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Jennison Associates
                                                                         LLC
Loomis Sayles Small Cap Core        Seeks long-term capital growth       MetLife Advisers, LLC
  Portfolio -- Class B              from investments in common stocks    Subadviser: Loomis, Sayles &
                                    or other equity securities.          Company, L.P.
Met/Dimensional International       Seeks long-term capital              MetLife Advisers, LLC
  Small Company                     appreciation.                        Subadviser: Dimensional Fund
  Portfolio -- Class B                                                   Advisors LP
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Neuberger Berman Genesis            Seeks high total return,             MetLife Advisers, LLC
  Portfolio -- Class B              consisting principally of capital    Subadviser: Neuberger Berman
                                    appreciation.                        Management LLC
Neuberger Berman Mid Cap Value      Seeks capital growth.                MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Neuberger Berman
                                                                         Management LLC
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.
WELLS FARGO VARIABLE TRUST
VT Small Cap Value Fund++           Seeks long-term capital              Wells Fargo Funds Management, LLC
                                    appreciation.                        Subadviser: Wells Capital
                                                                         Management Incorporated


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of beneficiary contract continuance.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen International Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Templeton Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio, and Wells Fargo VT Small Cap Value Fund (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a rebalancing program or the Asset Allocation Program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB (if available in your contract), must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one

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annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

Marquis Portfolios is a service mark of Morgan Stanley Smith Barney Holdings LLC and is used by MetLife, Inc. and its affiliates under license.

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.079          1.155                 --
                                                          2006      1.000          1.079            341,147

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      0.804          0.845                 --
                                                          2005      0.774          0.804            703,298
                                                          2004      0.745          0.774            834,942
                                                          2003      0.606          0.745            993,400
                                                          2002      0.883          0.606            958,152
                                                          2001      1.000          0.883            429,792

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01)....................................  2008      0.864          0.824                 --
                                                          2007      0.753          0.864            429,301
                                                          2006      0.747          0.753            286,384
                                                          2005      0.706          0.747            313,355
                                                          2004      0.672          0.706            372,144
                                                          2003      0.538          0.672            623,032
                                                          2002      0.813          0.538            621,891
                                                          2001      1.000          0.813            577,101

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/01).............................................  2006      1.032          1.078                 --
                                                          2005      1.004          1.032          5,548,805
                                                          2004      0.918          1.004          6,333,286
                                                          2003      0.706          0.918          6,976,443
                                                          2002      0.924          0.706          6,836,144
                                                          2001      1.000          0.924          3,870,596

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/01).............................................  2006      0.847          0.827                 --
                                                          2005      0.750          0.847          2,388,057
                                                          2004      0.704          0.750          2,126,105
                                                          2003      0.580          0.704          2,299,153
                                                          2002      0.854          0.580          1,961,727
                                                          2001      1.000          0.854          1,585,083

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/03)................................................  2010      1.833          2.014          3,009,188
                                                          2009      1.310          1.833          2,503,342
                                                          2008      2.163          1.310          2,919,741
                                                          2007      1.916          2.163          3,274,459
                                                          2006      1.618          1.916          3,194,192
                                                          2005      1.443          1.618          2,605,659
                                                          2004      1.293          1.443          1,623,003
                                                          2003      1.000          1.293            420,633

  American Funds Growth Subaccount (Class 2) (5/03).....  2010      1.422          1.659          5,603,914
                                                          2009      1.038          1.422          5,732,794
                                                          2008      1.884          1.038          7,040,805
                                                          2007      1.706          1.884          7,821,191
                                                          2006      1.574          1.706          7,480,808
                                                          2005      1.378          1.574          6,856,049
                                                          2004      1.246          1.378          4,605,600
                                                          2003      1.000          1.246          2,213,288

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2010      1.302          1.426          4,530,491
                                                          2009      1.009          1.302          5,718,035
                                                          2008      1.652          1.009          6,807,323
                                                          2007      1.599          1.652          7,482,204
                                                          2006      1.412          1.599          8,865,877
                                                          2005      1.357          1.412          9,466,858
                                                          2004      1.251          1.357          7,773,111
                                                          2003      1.000          1.251          2,876,370

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)......................  2006      1.144          1.132                 --
                                                          2005      1.000          1.144            210,527

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98)................................................  2007      2.209          2.313                 --
                                                          2006      1.695          2.209            996,320
                                                          2005      1.348          1.695          1,474,278
                                                          2004      1.097          1.348          1,989,083
                                                          2003      0.781          1.097          2,424,315
                                                          2002      0.898          0.781          2,872,640
                                                          2001      1.012          0.898          3,205,804

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (8/98)..  2007      3.045          3.207                 --
                                                          2006      2.335          3.045          3,015,544
                                                          2005      2.216          2.335          3,829,855
                                                          2004      1.716          2.216          4,576,815
                                                          2003      1.302          1.716          5,267,617
                                                          2002      1.267          1.302          5,730,760
                                                          2001      1.185          1.267          4,943,146

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98)........................................  2010      1.874          2.437          1,040,918
                                                          2009      1.446          1.874          1,418,788
                                                          2008      2.097          1.446          1,939,268
                                                          2007      2.285          2.097          2,512,970
                                                          2006      2.000          2.285          3,049,218
                                                          2005      1.859          2.000          4,017,466
                                                          2004      1.556          1.859          4,618,976
                                                          2003      1.115          1.556          5,219,464
                                                          2002      1.201          1.115          5,103,458
                                                          2001      1.093          1.201          4,543,903

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (8/98)................................................  2008      1.284          1.229                 --
                                                          2007      1.220          1.284          4,634,053
                                                          2006      1.065          1.220          5,940,459
                                                          2005      1.038          1.065          7,374,388
                                                          2004      1.005          1.038          9,055,531
                                                          2003      0.844          1.005         10,097,850
                                                          2002      1.030          0.844         10,445,433
                                                          2001      1.156          1.030         11,981,130

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98)........................................  2008      1.292          1.219                 --
                                                          2007      1.478          1.292          2,696,594
                                                          2006      1.448          1.478          4,116,297
                                                          2005      1.392          1.448          5,467,397
                                                          2004      1.272          1.392          7,263,669
                                                          2003      0.982          1.272          8,811,100
                                                          2002      1.235          0.982         10,285,974
                                                          2001      1.339          1.235         11,547,712

Fidelity(R) Variable Insurance Products
  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2010      1.794          2.267            954,150
                                                          2009      1.305          1.794          1,171,615
                                                          2008      2.199          1.305          1,502,267
                                                          2007      1.939          2.199          1,946,291
                                                          2006      1.755          1.939          2,263,777
                                                          2005      1.512          1.755          3,264,101
                                                          2004      1.234          1.512          3,036,058
                                                          2003      0.908          1.234          2,856,489
                                                          2002      1.026          0.908          2,689,011
                                                          2001      1.000          1.026            545,479

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98)..........................  2010      1.251          1.570          1,317,082
                                                          2009      0.886          1.251          1,847,123
                                                          2008      1.568          0.886          2,440,746
                                                          2007      1.434          1.568          3,213,867
                                                          2006      1.342          1.434          3,787,976
                                                          2005      1.302          1.342          5,100,608
                                                          2004      1.188          1.302          5,686,812
                                                          2003      0.881          1.188          6,523,542
                                                          2002      1.256          0.881          7,040,392
                                                          2001      1.508          1.256          8,444,449

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.249          1.453                 --
                                                          2005      1.149          1.249          2,071,489
                                                          2004      1.037          1.149          1,868,481
                                                          2003      0.843          1.037          1,272,238
                                                          2002      1.000          0.843            538,557

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/98)...........................  2008      3.352          1.629                 --
                                                          2007      2.647          3.352          1,956,214
                                                          2006      2.102          2.647          2,470,051
                                                          2005      1.678          2.102          3,009,811
                                                          2004      1.368          1.678          2,899,983
                                                          2003      0.910          1.368          3,399,032
                                                          2002      0.927          0.910          3,298,085
                                                          2001      1.025          0.927          4,313,173

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (8/98).............................................  2010      1.260          1.343          5,217,581
                                                          2009      0.936          1.260          6,387,315
                                                          2008      1.596          0.936          8,159,236
                                                          2007      1.406          1.596          9,995,972
                                                          2006      1.178          1.406         13,042,828
                                                          2005      1.087          1.178         14,923,975
                                                          2004      0.933          1.087         13,566,325
                                                          2003      0.718          0.933         13,482,727
                                                          2002      0.896          0.718         13,186,136
                                                          2001      1.086          0.896         15,011,320

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2010      0.510          0.629          1,623,911
                                                          2009      0.359          0.510          2,471,137
                                                          2008      0.650          0.359          3,214,992
                                                          2007      0.543          0.650          4,041,405
                                                          2006      0.488          0.543          5,041,104
                                                          2005      0.443          0.488          6,576,034
                                                          2004      0.374          0.443          8,846,646
                                                          2003      0.282          0.374         12,001,529
                                                          2002      0.399          0.282         14,120,386
                                                          2001      0.673          0.399         17,178,827

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00)........................................  2006      0.813          0.869                 --
                                                          2005      0.737          0.813          2,112,106
                                                          2004      0.672          0.737          2,673,990
                                                          2003      0.553          0.672          3,240,189
                                                          2002      0.719          0.553          3,905,923
                                                          2001      0.846          0.719          5,290,316

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Overseas Subaccount (Service Shares)
  (5/00)................................................  2010      1.297          1.595          1,657,076
                                                          2009      0.737          1.297          2,140,558
                                                          2008      1.569          0.737          3,688,887
                                                          2007      1.247          1.569          4,084,173
                                                          2006      0.865          1.247          5,671,482
                                                          2005      0.667          0.865          7,930,928
                                                          2004      0.571          0.667         10,253,075
                                                          2003      0.432          0.571         12,362,423
                                                          2002      0.592          0.432         14,371,091
                                                          2001      0.786          0.592         18,769,542

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.540          1.726                 --
                                                          2005      1.506          1.540            128,239
                                                          2004      1.333          1.506             80,546
                                                          2003      1.000          1.333             46,922

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (5/04)................................................  2010      0.899          0.952                 --
                                                          2009      0.757          0.899          1,496,104
                                                          2008      1.312          0.757          1,515,176
                                                          2007      1.272          1.312          1,687,068
                                                          2006      1.123          1.272          1,729,158
                                                          2005      1.072          1.123          1,823,805
                                                          2004      1.000          1.072          1,536,091

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)...........................  2010      0.826          1.016          4,487,637
                                                          2009      0.625          0.826          5,782,540
                                                          2008      1.066          0.625          8,057,687
                                                          2007      1.069          1.066         10,681,703
                                                          2006      0.999          1.069         13,348,517
                                                          2005      0.910          0.999         16,169,972
                                                          2004      0.842          0.910         18,233,228
                                                          2003      0.637          0.842         19,435,421
                                                          2002      0.961          0.637         19,167,326
                                                          2001      1.019          0.961         16,736,067

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)......................................  2010      1.025          1.135          3,513,095
                                                          2009      0.854          1.025          4,100,803
                                                          2008      1.229          0.854          4,181,092
                                                          2007      1.153          1.229          5,133,462
                                                          2006      1.021          1.153          6,055,272
                                                          2005      0.996          1.021          7,476,850
                                                          2004      0.931          0.996          7,357,211
                                                          2003      0.760          0.931          6,561,546
                                                          2002      0.938          0.760          4,826,820
                                                          2001      1.000          0.938          1,802,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.835          0.817                 --
                                                          2008      1.204          0.835            275,028
                                                          2007      1.207          1.204            411,031

  LMPVET ClearBridge Variable Capital Subaccount
  (5/04)................................................  2010      0.949          1.051            293,267
                                                          2009      0.688          0.949            575,746
                                                          2008      1.209          0.688            932,473
                                                          2007      1.208          1.209          1,535,478
                                                          2006      1.081          1.208          1,878,553
                                                          2005      1.045          1.081          2,427,620
                                                          2004      1.000          1.045          1,942,030

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/02).....................................  2010      0.997          1.097            468,200
                                                          2009      0.831          0.997            890,388
                                                          2008      1.184          0.831          1,048,269
                                                          2007      1.131          1.184          1,365,463
                                                          2006      0.975          1.131          1,654,184
                                                          2005      0.994          0.975          1,849,115
                                                          2004      0.978          0.994          1,432,548
                                                          2003      0.806          0.978          1,008,042
                                                          2002      1.000          0.806            509,254

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (5/01)...........................  2010      0.963          1.104          3,987,631
                                                          2009      0.757          0.963          4,941,155
                                                          2008      1.214          0.757          7,974,693
                                                          2007      1.220          1.214         10,480,090
                                                          2006      1.062          1.220          9,519,402
                                                          2005      1.031          1.062         11,155,250
                                                          2004      0.969          1.031         12,958,728
                                                          2003      0.711          0.969         13,186,492
                                                          2002      0.919          0.711         13,982,154
                                                          2001      1.000          0.919          7,135,187

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)...........................  2010      1.186          1.281          9,991,215
                                                          2009      0.847          1.186         12,051,655
                                                          2008      1.374          0.847         15,708,334
                                                          2007      1.327          1.374         19,693,897
                                                          2006      1.291          1.327         24,955,072
                                                          2005      1.248          1.291         29,449,716
                                                          2004      1.265          1.248         35,150,096
                                                          2003      0.872          1.265         37,517,268
                                                          2002      1.179          0.872         40,417,476
                                                          2001      1.371          1.179         42,993,220

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/98).....................................  2010      1.250          1.346          4,439,658
                                                          2009      1.021          1.250          5,142,110
                                                          2008      1.614          1.021          6,234,266
                                                          2007      1.580          1.614          8,018,998
                                                          2006      1.359          1.580          9,704,126
                                                          2005      1.298          1.359         11,928,897
                                                          2004      1.196          1.298         14,103,998
                                                          2003      0.919          1.196         15,455,887
                                                          2002      1.215          0.919         16,997,385
                                                          2001      1.289          1.215         19,276,529

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (5/01)......................................  2010      1.110          1.337          1,587,333
                                                          2009      0.830          1.110          2,156,363
                                                          2008      1.305          0.830          2,763,269
                                                          2007      1.239          1.305          3,282,267
                                                          2006      1.098          1.239          4,075,491
                                                          2005      1.031          1.098          5,301,952
                                                          2004      0.949          1.031          6,009,146
                                                          2003      0.744          0.949          5,944,467
                                                          2002      0.936          0.744          5,147,925
                                                          2001      1.000          0.936          2,405,201

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/05)..........................  2010      1.016          1.251            652,907
                                                          2009      0.724          1.016            836,548
                                                          2008      1.242          0.724            940,808
                                                          2007      1.148          1.242          1,332,241
                                                          2006      1.036          1.148            496,608
                                                          2005      1.000          1.036             16,047

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (5/04)......................................  2007      1.168          1.188                 --
                                                          2006      1.058          1.168            397,881
                                                          2005      1.039          1.058            464,311
                                                          2004      1.000          1.039            216,218

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (5/04).....................................  2010      0.914          0.981            481,488
                                                          2009      0.792          0.914            581,191
                                                          2008      1.022          0.792            658,630
                                                          2007      1.025          1.022            747,537
                                                          2006      1.002          1.025            850,000
                                                          2005      0.995          1.002          1,064,522
                                                          2004      1.000          0.995            980,588

  LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount (Class I) (11/05)..........................  2010      1.125          1.271            632,481
                                                          2009      0.736          1.125            403,016
                                                          2008      1.082          0.736            286,284
                                                          2007      1.101          1.082            366,416
                                                          2006      1.012          1.101            183,706
                                                          2005      1.000          1.012             38,953

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income Subaccount
  (8/98)................................................  2010      1.246          1.429          3,784,521
                                                          2009      0.793          1.246          4,607,002
                                                          2008      1.152          0.793          5,697,830
                                                          2007      1.168          1.152          7,637,804
                                                          2006      1.070          1.168          9,837,581
                                                          2005      1.061          1.070         12,112,101
                                                          2004      0.977          1.061         17,698,151
                                                          2003      0.779          0.977         19,893,665
                                                          2002      0.819          0.779         17,985,852
                                                          2001      0.866          0.819         20,939,879

  LMPVIT Western Asset Variable Money Market Subaccount
  (9/98)................................................  2010      1.156          1.149                 --
                                                          2009      1.173          1.156         15,331,826
                                                          2008      1.163          1.173         17,307,394
                                                          2007      1.127          1.163         17,325,733
                                                          2006      1.096          1.127         20,992,252
                                                          2005      1.084          1.096         21,071,995
                                                          2004      1.093          1.084         16,179,819
                                                          2003      1.105          1.093         18,521,222
                                                          2002      1.109          1.105         35,106,754
                                                          2001      1.088          1.109         51,578,135

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.252          1.336                 --
                                                          2006      1.128          1.252          1,052,179
                                                          2005      1.094          1.128          1,340,132
                                                          2004      0.962          1.094          1,503,182
                                                          2003      0.689          0.962          1,525,177
                                                          2002      0.943          0.689          1,456,055
                                                          2001      1.000          0.943            984,324

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01)............  2007      1.200          1.259                 --
                                                          2006      1.034          1.200          3,269,060
                                                          2005      1.010          1.034          4,756,117
                                                          2004      0.949          1.010          6,375,149
                                                          2003      0.694          0.949          7,425,284
                                                          2002      0.942          0.694          6,870,657
                                                          2001      1.000          0.942          3,336,946

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.610          1.673                 --
                                                          2006      1.396          1.610          2,594,200
                                                          2005      1.376          1.396          3,406,744
                                                          2004      1.242          1.376          2,685,785
                                                          2003      1.000          1.242            847,471

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.800          1.983                 --
                                                          2006      1.631          1.800          2,021,159
                                                          2005      1.533          1.631          2,752,653
                                                          2004      1.257          1.533          2,387,741
                                                          2003      1.000          1.257            907,718

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      2.020          1.946                 --
                                                          2007      1.937          2.020          1,318,274
                                                          2006      2.036          1.937          1,797,200

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)................................................  2010      1.511          1.725          2,400,499
                                                          2009      1.044          1.511          2,034,451
                                                          2008      1.401          1.044          2,566,573
                                                          2007      1.388          1.401          3,241,496
                                                          2006      1.318          1.388          3,522,644

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.102          1.156                 --
                                                          2006      1.042          1.102          3,063,106

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      0.833          0.922          1,776,419
                                                          2009      0.711          0.833          2,222,122
                                                          2008      1.154          0.711          2,313,043
                                                          2007      1.146          1.154          2,745,010

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/07)................................................  2010      1.980          2.263          1,084,465
                                                          2009      1.490          1.980          1,436,862
                                                          2008      2.594          1.490          1,964,300
                                                          2007      3.160          2.594          2,431,993

  MIST Clarion Global Real Estate Subaccount (Class B)
  (11/05)...............................................  2010      0.923          1.053          1,749,011
                                                          2009      0.697          0.923            869,437
                                                          2008      1.215          0.697            757,000
                                                          2007      1.454          1.215            807,622
                                                          2006      1.075          1.454            399,623
                                                          2005      1.000          1.075             52,298

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.228          1.443            517,316
                                                          2009      0.967          1.228            536,916
                                                          2008      1.316          0.967            526,843
                                                          2007      1.352          1.316            502,936
                                                          2006      1.269          1.352            324,704

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.016          1.165          6,200,599
                                                          2009      0.664          1.016          7,562,686
                                                          2008      1.140          0.664          9,679,455
                                                          2007      1.170          1.140         11,291,457
                                                          2006      1.062          1.170         14,039,467

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.136          1.413            199,048
                                                          2009      0.861          1.136            504,473
                                                          2008      1.426          0.861            471,977
                                                          2007      1.302          1.426            268,551
                                                          2006      1.313          1.302            234,969

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.197          1.291          1,913,825
                                                          2009      0.850          1.197          1,944,304
                                                          2008      1.487          0.850          2,277,901
                                                          2007      1.160          1.487          1,700,378
                                                          2006      1.132          1.160            442,125

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.947          1.144            915,039
                                                          2009      0.704          0.947          1,033,799
                                                          2008      1.161          0.704          1,078,407
                                                          2007      1.312          1.161            936,330

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)...............................................  2010      0.613          0.647          1,069,534
                                                          2009      0.452          0.613          1,174,288
                                                          2008      1.013          0.452          1,482,019
                                                          2007      1.095          1.013          2,028,785
                                                          2006      1.045          1.095          1,702,665
                                                          2005      1.000          1.045            644,457

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (11/05)............................................  2010      0.882          1.015          4,252,098
                                                          2009      0.758          0.882          5,554,589
                                                          2008      1.210          0.758          7,113,110
                                                          2007      1.187          1.210          8,334,390
                                                          2006      1.025          1.187          7,339,585
                                                          2005      1.000          1.025            106,513

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (11/05)...............................................  2010      0.846          1.044          1,831,209
                                                          2009      0.680          0.846          2,439,421
                                                          2008      1.129          0.680          3,113,473
                                                          2007      1.142          1.129          3,418,338
                                                          2006      1.035          1.142            665,547
                                                          2005      1.000          1.035            144,287

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.692          0.657                 --
                                                          2008      1.227          0.692          5,603,797
                                                          2007      1.115          1.227          6,390,255
                                                          2006      1.129          1.115          7,738,573

  MIST Met/Eaton Vance Floating Rate Subaccount (Class
  B) (5/10).............................................  2010      1.000          1.020            324,440

  MIST Met/Franklin Mutual Shares Subaccount (Class B)
  (4/08)................................................  2010      0.809          0.883            129,286
                                                          2009      0.659          0.809             36,422
                                                          2008      1.000          0.659                 --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2010      0.955          0.998            137,309

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      2.112          2.575            326,497
                                                          2009      1.270          2.112            421,295
                                                          2008      2.895          1.270            565,397
                                                          2007      2.299          2.895            654,225

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (11/08)............................................  2010      2.653          3.226          1,310,841
                                                          2009      1.597          2.653          1,510,029
                                                          2008      1.455          1.597                 --

  MIST MFS(R) Research International Subaccount (Class
  B) (11/05)............................................  2010      1.077          1.180          2,730,855
                                                          2009      0.833          1.077          3,082,223
                                                          2008      1.470          0.833          3,467,562
                                                          2007      1.320          1.470          3,980,106
                                                          2006      1.061          1.320          1,706,937
                                                          2005      1.000          1.061            165,456

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (11/05) *..........................................  2010      1.082          1.405            626,464
                                                          2009      0.700          1.082            899,751
                                                          2008      1.336          0.700          1,094,854
                                                          2007      1.101          1.336          1,134,291
                                                          2006      1.033          1.101          1,035,809
                                                          2005      1.000          1.033            100,044

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07).............................................  2010      1.139          1.210            188,431
                                                          2009      0.979          1.139            330,893
                                                          2008      1.067          0.979            371,172
                                                          2007      1.008          1.067            611,240

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  B) (11/05)............................................  2010      1.142          1.210          2,247,807
                                                          2009      0.984          1.142          2,696,698
                                                          2008      1.075          0.984          1,775,466
                                                          2007      0.987          1.075          1,481,157
                                                          2006      1.000          0.987          1,209,456
                                                          2005      1.000          1.000            234,348

  MIST PIMCO Total Return Subaccount (Class B) (11/05)..  2010      1.260          1.340         16,058,120
                                                          2009      1.085          1.260         18,743,483
                                                          2008      1.100          1.085          4,580,219
                                                          2007      1.040          1.100          5,024,520
                                                          2006      1.012          1.040          4,139,437
                                                          2005      1.000          1.012            413,960

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.308          1.495            398,542
                                                          2009      1.074          1.308            518,910
                                                          2008      1.627          1.074            473,999
                                                          2007      1.576          1.627            496,113
                                                          2006      1.467          1.576            645,577

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.202          1.326                 --
                                                          2006      1.143          1.202            705,878

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2010      2.159          2.378            275,964
                                                          2009      1.767          2.159             56,350

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class B)
  (5/09)................................................  2010      0.811          1.018            402,014
                                                          2009      0.649          0.811            246,276

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (11/06)...............................................  2010      1.442          1.699            759,755
                                                          2009      1.160          1.442            894,274
                                                          2008      1.681          1.160            975,078
                                                          2007      1.763          1.681          1,079,078
                                                          2006      1.726          1.763            169,844

  MIST Van Kampen Comstock Subaccount (Class B)
  (11/05)...............................................  2010      0.866          0.978            165,140
                                                          2009      0.696          0.866            150,598
                                                          2008      1.105          0.696            258,345
                                                          2007      1.152          1.105            568,892
                                                          2006      1.010          1.152            611,040
                                                          2005      1.000          1.010              7,951

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.540          0.612          5,893,447
                                                          2009      0.368          0.540          7,489,905
                                                          2008      0.690          0.368          9,466,373
                                                          2007      0.583          0.690         10,621,804
                                                          2006      0.598          0.583         13,487,612

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2010      1.297          1.380         15,417,957
                                                          2009      1.207          1.297         18,497,994
                                                          2008      1.274          1.207         22,226,300
                                                          2007      1.221          1.274         31,501,308
                                                          2006      1.177          1.221         35,130,239

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.793          0.934          9,898,076
                                                          2009      0.630          0.793         12,137,963

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2010      1.149          1.136          9,629,658

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07)................................................  2009      0.636          0.628                 --
                                                          2008      1.082          0.636            240,763
                                                          2007      1.144          1.082            267,527

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      0.980          1.079          2,434,329
                                                          2009      0.755          0.980          2,979,806
                                                          2008      1.224          0.755          3,865,989

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.588          0.613                 --
                                                          2008      1.084          0.588          7,705,045
                                                          2007      1.061          1.084          8,945,442
                                                          2006      1.047          1.061         11,442,717

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.087          1.223            547,849
                                                          2009      0.908          1.087            678,811
                                                          2008      1.514          0.908            861,385
                                                          2007      1.480          1.514          1,115,071
                                                          2006      1.444          1.480          1,158,911

  MSF Jennison Growth Subaccount (Class B) (4/08).......  2010      0.750          0.821            415,284
                                                          2009      0.546          0.750            510,283
                                                          2008      0.826          0.546            563,077

  MSF Loomis Sayles Small Cap Core Subaccount (Class B)
  (5/09)................................................  2010      2.718          3.399             55,767
                                                          2009      2.210          2.718             32,572

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Met/Dimensional International Small Company
  Subaccount (Class B) (5/09)...........................  2010      1.422          1.713              8,981
                                                          2009      1.070          1.422             20,938

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.013          1.095            845,065
                                                          2009      0.871          1.013            863,797
                                                          2008      1.140          0.871            881,269
                                                          2007      1.113          1.140          1,135,504
                                                          2006      1.042          1.113            310,292

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.376          1.507          3,006,436
                                                          2009      1.158          1.376          3,304,070
                                                          2008      1.746          1.158          4,307,527
                                                          2007      1.650          1.746          5,158,767
                                                          2006      1.494          1.650          5,746,418

  MSF Neuberger Berman Mid Cap Value Subaccount (Class
  B) (5/10).............................................  2010      2.252          2.411             13,873

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.919          1.055          1,121,632
                                                          2009      0.653          0.919          1,596,253
                                                          2008      1.146          0.653          1,924,651
                                                          2007      1.068          1.146          2,509,984
                                                          2006      0.998          1.068          3,200,252

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      1.094          1.448          1,392,200
                                                          2009      0.802          1.094          1,852,592
                                                          2008      1.222          0.802          2,298,159

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.438          1.498          4,441,644
                                                          2009      1.400          1.438          5,103,492
                                                          2008      1.427          1.400          6,305,883
                                                          2007      1.389          1.427          7,628,796
                                                          2006      1.343          1.389          8,937,059

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05).........................................  2007      0.984          1.004                 --
                                                          2006      0.994          0.984            837,741
                                                          2005      1.000          0.994            911,335

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.359          1.404                 --
                                                          2008      1.319          1.359         12,690,590
                                                          2007      1.234          1.319         18,031,016
                                                          2006      1.208          1.234         21,676,102
                                                          2005      1.200          1.208         25,683,725
                                                          2004      1.164          1.200         27,097,962
                                                          2003      1.127          1.164         22,705,198
                                                          2002      1.051          1.127         20,205,062
                                                          2001      1.000          1.051          5,922,073

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      0.954          0.885                 --
                                                          2007      0.880          0.954             30,695
                                                          2006      0.806          0.880             39,638
                                                          2005      0.764          0.806             43,125
                                                          2004      0.723          0.764            110,000
                                                          2003      0.557          0.723            152,940
                                                          2002      0.804          0.557            113,257
                                                          2001      1.000          0.804            260,790

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.385          1.499                 --
                                                          2006      1.103          1.385          1,460,384
                                                          2005      1.000          1.103          2,169,272
                                                          2004      0.875          1.000          2,607,300
                                                          2003      0.693          0.875          3,005,106
                                                          2002      0.856          0.693          3,253,318
                                                          2001      1.000          0.856          2,077,184

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.934          2.065                 --
                                                          2006      1.677          1.934            615,985
                                                          2005      1.594          1.677            772,432
                                                          2004      1.284          1.594            990,644
                                                          2003      0.873          1.284          1,238,495
                                                          2002      1.086          0.873          1,259,185
                                                          2001      1.000          1.086            742,638

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (8/98)..  2006      1.061          1.129                 --
                                                          2005      0.992          1.061          9,403,294
                                                          2004      0.948          0.992         12,035,238
                                                          2003      0.746          0.948         15,147,831
                                                          2002      0.996          0.746         17,562,949
                                                          2001      1.329          0.996         14,023,158

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98)................................................  2006      1.864          2.036                 --
                                                          2005      1.687          1.864          2,196,856
                                                          2004      1.473          1.687          3,094,997
                                                          2003      1.120          1.473          4,075,899
                                                          2002      1.330          1.120          4,606,910
                                                          2001      1.410          1.330          6,373,875

  Travelers Equity Income Subaccount (5/03).............  2006      1.374          1.444                 --
                                                          2005      1.338          1.374          1,387,086
                                                          2004      1.239          1.338          1,162,407
                                                          2003      1.000          1.239            544,071

  Travelers Federated High Yield Subaccount (5/02)......  2006      1.286          1.318                 --
                                                          2005      1.275          1.286          4,412,112
                                                          2004      1.175          1.275          6,019,227
                                                          2003      0.976          1.175          6,093,624
                                                          2002      1.000          0.976          2,306,834

  Travelers Large Cap Subaccount (8/98).................  2006      1.017          1.047                 --
                                                          2005      0.951          1.017         14,768,404
                                                          2004      0.908          0.951         18,404,078
                                                          2003      0.741          0.908         21,855,385
                                                          2002      0.976          0.741         23,974,881
                                                          2001      1.201          0.976         28,320,339

  Travelers Managed Income Subaccount (7/98)............  2006      1.189          1.177                 --
                                                          2005      1.193          1.189         39,826,658
                                                          2004      1.179          1.193         44,305,603
                                                          2003      1.106          1.179         48,933,749
                                                          2002      1.101          1.106         49,417,478
                                                          2001      1.049          1.101         55,390,700

  Travelers Mercury Large Cap Core Subaccount (11/98)...  2006      0.981          1.042                 --
                                                          2005      0.891          0.981          3,450,385
                                                          2004      0.782          0.891          4,199,091
                                                          2003      0.656          0.782          5,156,891
                                                          2002      0.892          0.656          6,169,454
                                                          2001      1.170          0.892          7,530,443

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      0.565          0.598                 --
                                                          2005      0.558          0.565         16,754,768
                                                          2004      0.497          0.558         18,283,258
                                                          2003      0.369          0.497         20,346,972
                                                          2002      0.734          0.369         20,455,107
                                                          2001      0.978          0.734         16,810,218

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/05)......  2006      1.010          1.042                 --
                                                          2005      1.000          1.010             11,073

  Travelers MFS(R) Value Subaccount (11/98).............  2006      1.383          1.494                 --
                                                          2005      1.321          1.383          7,079,730
                                                          2004      1.159          1.321          8,098,405
                                                          2003      0.946          1.159         10,966,193
                                                          2002      1.108          0.946         11,169,714
                                                          2001      1.116          1.108         10,130,078

  Travelers Mondrian International Stock Subaccount
  (7/98)................................................  2006      0.925          1.062                 --
                                                          2005      0.859          0.925         18,819,425
                                                          2004      0.755          0.859         22,010,184
                                                          2003      0.597          0.755         25,012,096
                                                          2002      0.698          0.597         25,944,858
                                                          2001      0.962          0.698         28,424,796

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.383          1.467                 --
                                                          2005      1.327          1.383            803,103
                                                          2004      1.214          1.327            611,524
                                                          2003      1.000          1.214            290,232

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.086          1.143                 --
                                                          2005      1.000          1.086            285,592

  Travelers Strategic Equity Subaccount (5/01)..........  2006      0.756          0.788                 --
                                                          2005      0.753          0.756            971,722
                                                          2004      0.695          0.753          1,195,538
                                                          2003      0.533          0.695          1,267,952
                                                          2002      0.817          0.533          1,270,765
                                                          2001      1.000          0.817            659,121

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.141          1.313                 --
                                                          2005      1.000          1.141            110,733

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.106          1.269                 --
                                                          2005      1.000          1.106             27,008

  Travelers U.S. Government Securities Subaccount
  (8/98)................................................  2006      1.394          1.343                 --
                                                          2005      1.359          1.394          9,530,850
                                                          2004      1.302          1.359         10,849,259
                                                          2003      1.289          1.302         13,285,824
                                                          2002      1.154          1.289         19,265,431
                                                          2001      1.109          1.154         15,323,537

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (11/98).....  2010      1.383          1.594            642,858
                                                          2009      0.878          1.383            780,687
                                                          2008      1.611          0.878            949,341
                                                          2007      1.650          1.611          1,195,984
                                                          2006      1.450          1.650          1,397,992
                                                          2005      1.266          1.450          1,740,992
                                                          2004      1.103          1.266          2,292,301
                                                          2003      0.811          1.103          2,747,918
                                                          2002      1.073          0.811          3,035,336
                                                          2001      1.048          1.073          3,842,005




              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.073          1.145                --
                                                          2006      1.000          1.073                --

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      1.177          1.232                --
                                                          2005      1.144          1.177                --
                                                          2004      1.110          1.144                --
                                                          2003      1.000          1.110                --

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01)....................................  2008      1.379          1.311                --
                                                          2007      1.214          1.379            15,681
                                                          2006      1.214          1.214            16,304
                                                          2005      1.157          1.214            16,976
                                                          2004      1.112          1.157                --
                                                          2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/01).............................................  2006      1.234          1.286                --
                                                          2005      1.211          1.234           107,087
                                                          2004      1.118          1.211                --
                                                          2003      1.000          1.118                --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/01).............................................  2006      1.288          1.247                --
                                                          2005      1.151          1.288           169,682
                                                          2004      1.091          1.151                --
                                                          2003      1.000          1.091                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/03)................................................  2010      1.592          1.733           149,645
                                                          2009      1.148          1.592           211,788
                                                          2008      1.912          1.148           271,804
                                                          2007      1.709          1.912           296,642
                                                          2006      1.457          1.709           400,481
                                                          2005      1.310          1.457           430,513
                                                          2004      1.185          1.310                --
                                                          2003      1.000          1.185                --

  American Funds Growth Subaccount (Class 2) (5/03).....  2010      1.240          1.434           448,122
                                                          2009      0.913          1.240           643,013
                                                          2008      1.673          0.913           751,481
                                                          2007      1.528          1.673           732,520
                                                          2006      1.423          1.528           936,485
                                                          2005      1.257          1.423         1,039,464
                                                          2004      1.147          1.257                --
                                                          2003      1.000          1.147                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2010      1.129          1.226           426,559
                                                          2009      0.883          1.129           495,028
                                                          2008      1.458          0.883           575,145
                                                          2007      1.425          1.458           654,566
                                                          2006      1.269          1.425           657,378
                                                          2005      1.231          1.269           774,691
                                                          2004      1.144          1.231                --
                                                          2003      1.000          1.144                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)......................  2006      1.138          1.122                --
                                                          2005      1.000          1.138            10,681

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98)................................................  2007      2.392          2.498                --
                                                          2006      1.853          2.392                --
                                                          2005      1.486          1.853                --
                                                          2004      1.221          1.486                --
                                                          2003      1.000          1.221                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (8/98)..  2007      1.971          2.070                --
                                                          2006      1.525          1.971           126,252
                                                          2005      1.460          1.525           188,579
                                                          2004      1.141          1.460                --
                                                          2003      1.000          1.141                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (11/98)........................................  2010      1.352          1.743            44,880
                                                          2009      1.053          1.352            61,388
                                                          2008      1.541          1.053            94,746
                                                          2007      1.694          1.541           123,207
                                                          2006      1.496          1.694           132,891
                                                          2005      1.403          1.496           154,830
                                                          2004      1.186          1.403                --
                                                          2003      1.000          1.186                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (8/98)................................................  2008      1.368          1.305                --
                                                          2007      1.311          1.368            11,903
                                                          2006      1.155          1.311            11,990
                                                          2005      1.136          1.155            15,362
                                                          2004      1.110          1.136                --
                                                          2003      1.000          1.110                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98)........................................  2008      1.123          1.057                --
                                                          2007      1.296          1.123             5,533
                                                          2006      1.282          1.296             5,535
                                                          2005      1.243          1.282            15,549
                                                          2004      1.146          1.243                --
                                                          2003      1.000          1.146                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2010      1.646          2.063            39,190
                                                          2009      1.209          1.646            47,147
                                                          2008      2.055          1.209            79,672
                                                          2007      1.829          2.055            73,839
                                                          2006      1.670          1.829           103,330
                                                          2005      1.452          1.670           150,458
                                                          2004      1.195          1.452                --
                                                          2003      1.000          1.195                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98)..........................  2010      1.187          1.476             9,820
                                                          2009      0.849          1.187            10,469
                                                          2008      1.515          0.849            10,276
                                                          2007      1.398          1.515            11,410
                                                          2006      1.320          1.398            14,277
                                                          2005      1.293          1.320            14,524
                                                          2004      1.190          1.293                --
                                                          2003      1.000          1.190                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.318          1.521                --
                                                          2005      1.224          1.318           207,919
                                                          2004      1.115          1.224                --
                                                          2003      1.000          1.115                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/98)...........................  2008      2.978          1.436                --
                                                          2007      2.373          2.978            92,776
                                                          2006      1.901          2.373           128,635
                                                          2005      1.531          1.901           229,688
                                                          2004      1.260          1.531                --
                                                          2003      1.000          1.260                --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (8/98).............................................  2010      1.501          1.586           310,631
                                                          2009      1.124          1.501           366,987
                                                          2008      1.936          1.124           408,802
                                                          2007      1.721          1.936           422,251
                                                          2006      1.454          1.721           503,938
                                                          2005      1.355          1.454           561,489
                                                          2004      1.173          1.355                --
                                                          2003      1.000          1.173                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2010      1.472          1.800            10,389
                                                          2009      1.046          1.472            11,209
                                                          2008      1.912          1.046            11,194
                                                          2007      1.612          1.912            13,932
                                                          2006      1.460          1.612            19,873
                                                          2005      1.337          1.460            24,047
                                                          2004      1.139          1.337                --
                                                          2003      1.000          1.139                --

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00)........................................  2006      1.332          1.420                --
                                                          2005      1.219          1.332            22,643
                                                          2004      1.120          1.219                --
                                                          2003      1.000          1.120                --

  Janus Aspen Overseas Subaccount (Service Shares)
  (5/00)................................................  2010      2.621          3.193                --
                                                          2009      1.502          2.621                --
                                                          2008      3.228          1.502                --
                                                          2007      2.588          3.228                --
                                                          2006      1.811          2.588                --
                                                          2005      1.409          1.811                --
                                                          2004      1.218          1.409                --
                                                          2003      1.000          1.218                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.328          1.477                --
                                                          2005      1.310          1.328            65,861
                                                          2004      1.171          1.310                --
                                                          2003      1.000          1.171                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (5/04)................................................  2010      0.854          0.902                --
                                                          2009      0.726          0.854           130,535
                                                          2008      1.269          0.726           133,179
                                                          2007      1.242          1.269           117,734
                                                          2006      1.106          1.242           147,049
                                                          2005      1.066          1.106           149,132
                                                          2004      1.000          1.066                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)...........................  2010      1.054          1.284           164,152
                                                          2009      0.804          1.054           239,366
                                                          2008      1.385          0.804           247,487
                                                          2007      1.400          1.385           239,301
                                                          2006      1.321          1.400           356,896
                                                          2005      1.214          1.321           441,285
                                                          2004      1.134          1.214                --
                                                          2003      1.000          1.134                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)......................................  2010      1.165          1.279            97,660
                                                          2009      0.979          1.165           156,394
                                                          2008      1.422          0.979           171,729
                                                          2007      1.346          1.422           189,489
                                                          2006      1.203          1.346           218,543
                                                          2005      1.184          1.203           305,485
                                                          2004      1.117          1.184                --
                                                          2003      1.000          1.117                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.801          0.781                --
                                                          2008      1.165          0.801             5,093
                                                          2007      1.169          1.165            33,097

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (5/04)................................................  2010      0.901          0.989           121,110
                                                          2009      0.660          0.901           143,580
                                                          2008      1.170          0.660           165,438
                                                          2007      1.179          1.170           139,314
                                                          2006      1.065          1.179           345,298
                                                          2005      1.039          1.065           348,539
                                                          2004      1.000          1.039                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/02).....................................  2010      1.062          1.158             3,612
                                                          2009      0.893          1.062            11,972
                                                          2008      1.283          0.893            66,443
                                                          2007      1.237          1.283            84,171
                                                          2006      1.077          1.237            92,298
                                                          2005      1.107          1.077            99,779
                                                          2004      1.099          1.107                --
                                                          2003      1.000          1.099                --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (5/01)...........................  2010      1.098          1.247            53,831
                                                          2009      0.871          1.098            78,230
                                                          2008      1.410          0.871            79,401
                                                          2007      1.429          1.410            79,666
                                                          2006      1.256          1.429            85,766
                                                          2005      1.230          1.256            74,791
                                                          2004      1.166          1.230                --
                                                          2003      1.000          1.166                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)...........................  2010      1.036          1.109           137,725
                                                          2009      0.747          1.036           150,470
                                                          2008      1.222          0.747           148,765
                                                          2007      1.192          1.222           160,209
                                                          2006      1.169          1.192           239,823
                                                          2005      1.140          1.169           215,968
                                                          2004      1.166          1.140                --
                                                          2003      1.000          1.166                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/98).....................................  2010      1.134          1.209            24,388
                                                          2009      0.935          1.134            24,143
                                                          2008      1.490          0.935            29,575
                                                          2007      1.472          1.490            38,134
                                                          2006      1.278          1.472            50,911
                                                          2005      1.231          1.278            71,969
                                                          2004      1.145          1.231                --
                                                          2003      1.000          1.145                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (5/01)......................................  2010      1.281          1.529            36,602
                                                          2009      0.967          1.281            47,656
                                                          2008      1.533          0.967            49,524
                                                          2007      1.469          1.533            55,064
                                                          2006      1.313          1.469            65,460
                                                          2005      1.244          1.313            69,718
                                                          2004      1.156          1.244                --
                                                          2003      1.000          1.156                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/05)..........................  2010      0.979          1.194            56,122
                                                          2009      0.704          0.979            60,465
                                                          2008      1.218          0.704            63,389
                                                          2007      1.137          1.218            63,420
                                                          2006      1.035          1.137            33,069
                                                          2005      1.000          1.035            42,669

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (5/04)......................................  2007      1.140          1.151                --
                                                          2006      1.042          1.140            33,081
                                                          2005      1.033          1.042            33,131
                                                          2004      1.000          1.033                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (5/04).....................................  2010      0.869          0.924            11,311
                                                          2009      0.759          0.869            10,993
                                                          2008      0.989          0.759            17,355
                                                          2007      1.001          0.989            18,778
                                                          2006      0.987          1.001            22,012
                                                          2005      0.989          0.987            23,567
                                                          2004      1.000          0.989                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount (Class I) (11/05)..........................  2010      1.084          1.214                --
                                                          2009      0.715          1.084                --
                                                          2008      1.061          0.715                --
                                                          2007      1.090          1.061                --
                                                          2006      1.011          1.090             8,785
                                                          2005      1.000          1.011                --

  LMPVIT Western Asset Variable High Income Subaccount
  (8/98)................................................  2010      1.328          1.509            13,470
                                                          2009      0.852          1.328            22,731
                                                          2008      1.250          0.852            26,962
                                                          2007      1.279          1.250            27,376
                                                          2006      1.183          1.279            32,581
                                                          2005      1.183          1.183            54,377
                                                          2004      1.099          1.183                --
                                                          2003      1.000          1.099                --

  LMPVIT Western Asset Variable Money Market Subaccount
  (9/98)................................................  2010      0.994          0.985                --
                                                          2009      1.018          0.994           267,809
                                                          2008      1.018          1.018           366,440
                                                          2007      0.996          1.018           162,293
                                                          2006      0.977          0.996           146,911
                                                          2005      0.975          0.977           206,774
                                                          2004      0.992          0.975                --
                                                          2003      1.000          0.992                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.560          1.660                --
                                                          2006      1.419          1.560            49,460
                                                          2005      1.388          1.419            49,579
                                                          2004      1.232          1.388                --
                                                          2003      1.000          1.232                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01)............  2007      1.438          1.503                --
                                                          2006      1.249          1.438                --
                                                          2005      1.232          1.249                --
                                                          2004      1.168          1.232                --
                                                          2003      1.000          1.168                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.436          1.488                --
                                                          2006      1.257          1.436           189,416
                                                          2005      1.249          1.257           218,534
                                                          2004      1.138          1.249                --
                                                          2003      1.000          1.138                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.608          1.766                --
                                                          2006      1.470          1.608           203,467
                                                          2005      1.394          1.470           219,601
                                                          2004      1.153          1.394                --
                                                          2003      1.000          1.153                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.547          1.486                --
                                                          2007      1.497          1.547                --
                                                          2006      1.583          1.497                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)................................................  2010      1.327          1.501            62,646
                                                          2009      0.925          1.327            94,455
                                                          2008      1.252          0.925           124,934
                                                          2007      1.252          1.252           140,434
                                                          2006      1.196          1.252           143,929

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.492          1.560                --
                                                          2006      1.419          1.492            50,964

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      1.098          1.204                (0)
                                                          2009      0.945          1.098            13,671
                                                          2008      1.548          0.945            12,228
                                                          2007      1.547          1.548            12,070

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/07)................................................  2010      1.247          1.413            69,453
                                                          2009      0.947          1.247           119,084
                                                          2008      1.663          0.947           111,333
                                                          2007      2.039          1.663           117,447

  MIST Clarion Global Real Estate Subaccount (Class B)
  (11/05)...............................................  2010      0.889          1.006            34,549
                                                          2009      0.677          0.889            36,243
                                                          2008      1.192          0.677            32,633
                                                          2007      1.439          1.192            24,725
                                                          2006      1.074          1.439            28,073
                                                          2005      1.000          1.074             7,000

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.177          1.371            29,657
                                                          2009      0.936          1.177            39,096
                                                          2008      1.285          0.936            45,839
                                                          2007      1.332          1.285            52,971
                                                          2006      1.258          1.332            58,632

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.474          1.675            52,714
                                                          2009      0.973          1.474            94,596
                                                          2008      1.684          0.973            91,511
                                                          2007      1.744          1.684            89,624
                                                          2006      1.593          1.744           140,255

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.089          1.342            45,695
                                                          2009      0.833          1.089            47,350
                                                          2008      1.393          0.833            55,592
                                                          2007      1.283          1.393            50,809
                                                          2006      1.302          1.283            66,896

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.148          1.227            66,087
                                                          2009      0.823          1.148            50,442
                                                          2008      1.453          0.823            44,050
                                                          2007      1.143          1.453            36,080
                                                          2006      1.122          1.143            11,015

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.908          1.087            98,256
                                                          2009      0.682          0.908           140,031
                                                          2008      1.134          0.682           145,004
                                                          2007      1.288          1.134           148,865

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)...............................................  2010      0.590          0.617           113,070
                                                          2009      0.439          0.590           107,071
                                                          2008      0.993          0.439           105,483
                                                          2007      1.084          0.993            86,102
                                                          2006      1.043          1.084           201,911
                                                          2005      1.000          1.043           201,548

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (11/05)............................................  2010      0.850          0.969           363,640
                                                          2009      0.736          0.850           476,346
                                                          2008      1.187          0.736           493,187
                                                          2007      1.175          1.187           530,699
                                                          2006      1.024          1.175           379,428
                                                          2005      1.000          1.024            32,456

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (11/05)...............................................  2010      0.815          0.996           179,494
                                                          2009      0.661          0.815           200,768
                                                          2008      1.108          0.661           274,968
                                                          2007      1.130          1.108           305,673
                                                          2006      1.034          1.130            50,831
                                                          2005      1.000          1.034            39,500

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.791          0.750                --
                                                          2008      1.416          0.791             9,059
                                                          2007      1.299          1.416             8,567
                                                          2006      1.324          1.299                --

  MIST Met/Eaton Vance Floating Rate Subaccount (Class
  B) (5/10).............................................  2010      1.000          1.014             5,914

  MIST Met/Franklin Mutual Shares Subaccount (Class B)
  (4/08)................................................  2010      0.797          0.862                --
                                                          2009      0.655          0.797                --
                                                          2008      1.000          0.655                --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2010      0.905          0.940            87,610

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      2.226          2.689                --
                                                          2009      1.350          2.226                --
                                                          2008      3.107          1.350                --
                                                          2007      2.482          3.107                --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (11/08)............................................  2010      2.315          2.789            78,589
                                                          2009      1.406          2.315            97,090
                                                          2008      1.282          1.406                --

  MIST MFS(R) Research International Subaccount (Class
  B) (11/05)............................................  2010      1.038          1.127            20,359
                                                          2009      0.810          1.038            19,211
                                                          2008      1.442          0.810            18,009
                                                          2007      1.307          1.442            14,411
                                                          2006      1.059          1.307            15,128
                                                          2005      1.000          1.059            15,823

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (11/05) *..........................................  2010      1.042          1.341            33,224
                                                          2009      0.680          1.042            39,343
                                                          2008      1.311          0.680            34,798
                                                          2007      1.090          1.311            32,338
                                                          2006      1.032          1.090            62,018
                                                          2005      1.000          1.032            44,340

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07).............................................  2010      1.092          1.150           105,936
                                                          2009      0.947          1.092           176,698
                                                          2008      1.041          0.947           204,759
                                                          2007      0.990          1.041           281,731

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  B) (11/05)............................................  2010      1.100          1.155            58,147
                                                          2009      0.957          1.100            19,012
                                                          2008      1.055          0.957            12,617
                                                          2007      0.977          1.055            25,444
                                                          2006      0.999          0.977            73,018
                                                          2005      1.000          0.999           116,741

  MIST PIMCO Total Return Subaccount (Class B) (11/05)..  2010      1.213          1.279           587,485
                                                          2009      1.055          1.213           657,290
                                                          2008      1.079          1.055           110,623
                                                          2007      1.029          1.079            86,100
                                                          2006      1.011          1.029           174,731
                                                          2005      1.000          1.011           130,054

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.148          1.300            11,997
                                                          2009      0.951          1.148            11,956
                                                          2008      1.453          0.951            11,264
                                                          2007      1.421          1.453            31,124
                                                          2006      1.330          1.421            31,038

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.184          1.303                --
                                                          2006      1.133          1.184           188,335

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2010      1.877          2.049            11,497
                                                          2009      1.545          1.877            11,791

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class B)
  (5/09)................................................  2010      0.748          0.931            14,325
                                                          2009      0.603          0.748                --

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (11/06)...............................................  2010      1.199          1.401            36,172
                                                          2009      0.973          1.199            60,617
                                                          2008      1.424          0.973            93,282
                                                          2007      1.507          1.424           102,965
                                                          2006      1.477          1.507            51,517

  MIST Van Kampen Comstock Subaccount (Class B)
  (11/05)...............................................  2010      0.834          0.934             9,387
                                                          2009      0.677          0.834             9,807
                                                          2008      1.084          0.677            10,458
                                                          2007      1.141          1.084            15,581
                                                          2006      1.009          1.141            19,805
                                                          2005      1.000          1.009            14,249

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      1.163          1.305            66,354
                                                          2009      0.800          1.163           106,064
                                                          2008      1.513          0.800           108,059
                                                          2007      1.290          1.513           120,056
                                                          2006      1.330          1.290           163,424

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2010      1.070          1.128           278,385
                                                          2009      1.005          1.070           309,475
                                                          2008      1.070          1.005           379,187
                                                          2007      1.035          1.070           473,110
                                                          2006      1.004          1.035           583,882

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.927          1.083            31,613
                                                          2009      0.741          0.927            27,833

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2010      0.985          0.968           196,303

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07)................................................  2009      0.621          0.611                --
                                                          2008      1.066          0.621                --
                                                          2007      1.133          1.066                --

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      1.025          1.119            17,841
                                                          2009      0.797          1.025            18,261
                                                          2008      1.300          0.797             6,869

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.694          0.722                --
                                                          2008      1.290          0.694            16,830
                                                          2007      1.274          1.290            13,444
                                                          2006      1.266          1.274            13,077

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      0.939          1.047            94,743
                                                          2009      0.792          0.939           104,858
                                                          2008      1.333          0.792           113,869
                                                          2007      1.314          1.333           102,266
                                                          2006      1.290          1.314           122,822

  MSF Jennison Growth Subaccount (Class B) (4/08).......  2010      1.175          1.275             3,782
                                                          2009      0.864          1.175             3,706
                                                          2008      1.314          0.864             8,752

  MSF Loomis Sayles Small Cap Core Subaccount (Class B)
  (5/09)................................................  2010      2.360          2.926             1,156
                                                          2009      1.931          2.360                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Met/Dimensional International Small Company
  Subaccount (Class B) (5/09)...........................  2010      1.407          1.680                --
                                                          2009      1.065          1.407                --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      0.976          1.045                --
                                                          2009      0.847          0.976                --
                                                          2008      1.119          0.847                --
                                                          2007      1.102          1.119                --
                                                          2006      1.038          1.102                --

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.283          1.393            58,180
                                                          2009      1.090          1.283            58,432
                                                          2008      1.658          1.090            56,433
                                                          2007      1.582          1.658            62,088
                                                          2006      1.441          1.582            84,400

  MSF Neuberger Berman Mid Cap Value Subaccount (Class
  B) (5/10).............................................  2010      2.030          2.161                --

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.889          1.011           128,969
                                                          2009      0.638          0.889           229,626
                                                          2008      1.129          0.638           240,080
                                                          2007      1.062          1.129           223,955
                                                          2006      0.998          1.062           244,576

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.934          1.225             4,521
                                                          2009      0.691          0.934             5,530
                                                          2008      1.059          0.691             5,532

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.071          1.106            26,168
                                                          2009      1.052          1.071            51,378
                                                          2008      1.082          1.052            71,563
                                                          2007      1.063          1.082            88,774
                                                          2006      1.034          1.063           137,901

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05).........................................  2007      0.970          0.986                --
                                                          2006      0.988          0.970           308,257
                                                          2005      1.000          0.988           358,612

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.142          1.176                --
                                                          2008      1.118          1.142           722,346
                                                          2007      1.055          1.118         1,014,007
                                                          2006      1.043          1.055         1,222,792
                                                          2005      1.045          1.043         1,442,823
                                                          2004      1.022          1.045                --
                                                          2003      1.000          1.022                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      1.432          1.324                --
                                                          2007      1.332          1.432                --
                                                          2006      1.231          1.332                --
                                                          2005      1.178          1.231                --
                                                          2004      1.124          1.178                --
                                                          2003      1.000          1.124                --

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.814          1.958                --
                                                          2006      1.458          1.814                --
                                                          2005      1.334          1.458                --
                                                          2004      1.178          1.334                --
                                                          2003      1.000          1.178                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.809          1.925                --
                                                          2006      1.582          1.809            52,233
                                                          2005      1.517          1.582            63,729
                                                          2004      1.234          1.517                --
                                                          2003      1.000          1.234                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (8/98)..  2006      1.247          1.324                --
                                                          2005      1.177          1.247                --
                                                          2004      1.134          1.177                --
                                                          2003      1.000          1.134                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98)................................................  2006      1.454          1.583                --
                                                          2005      1.327          1.454                --
                                                          2004      1.170          1.327                --
                                                          2003      1.000          1.170                --

  Travelers Equity Income Subaccount (5/03).............  2006      1.232          1.290                --
                                                          2005      1.210          1.232           119,141
                                                          2004      1.130          1.210                --
                                                          2003      1.000          1.130                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/02)......  2006      1.170          1.196                --
                                                          2005      1.171          1.170           150,031
                                                          2004      1.089          1.171                --
                                                          2003      1.000          1.089                --

  Travelers Large Cap Subaccount (8/98).................  2006      1.232          1.266                --
                                                          2005      1.164          1.232            12,665
                                                          2004      1.121          1.164                --
                                                          2003      1.000          1.121                --

  Travelers Managed Income Subaccount (7/98)............  2006      1.017          1.004                --
                                                          2005      1.029          1.017           628,149
                                                          2004      1.027          1.029                --
                                                          2003      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount (11/98)...  2006      1.341          1.419                --
                                                          2005      1.228          1.341            55,880
                                                          2004      1.087          1.228                --
                                                          2003      1.000          1.087                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      1.261          1.330                --
                                                          2005      1.256          1.261           170,796
                                                          2004      1.130          1.256                --
                                                          2003      1.000          1.130                --

  Travelers MFS(R) Total Return Subaccount (11/05)......  2006      1.009          1.038                --
                                                          2005      1.000          1.009                --

  Travelers MFS(R) Value Subaccount (11/98).............  2006      1.338          1.441                --
                                                          2005      1.290          1.338           108,606
                                                          2004      1.141          1.290                --
                                                          2003      1.000          1.141                --

  Travelers Mondrian International Stock Subaccount
  (7/98)................................................  2006      1.392          1.593                --
                                                          2005      1.304          1.392           144,628
                                                          2004      1.156          1.304                --
                                                          2003      1.000          1.156                --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.258          1.330                --
                                                          2005      1.218          1.258            32,151
                                                          2004      1.125          1.218                --
                                                          2003      1.000          1.125                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.080          1.133                --
                                                          2005      1.000          1.080           183,734

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (5/01)..........  2006      1.190          1.238                --
                                                          2005      1.197          1.190             6,375
                                                          2004      1.114          1.197                --
                                                          2003      1.000          1.114                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.134          1.302                --
                                                          2005      1.000          1.134            73,246

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.100          1.258                --
                                                          2005      1.000          1.100            56,603

  Travelers U.S. Government Securities Subaccount
  (8/98)................................................  2006      1.076          1.034                --
                                                          2005      1.058          1.076           203,365
                                                          2004      1.023          1.058                --
                                                          2003      1.000          1.023                --

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (11/98).....  2010      1.421          1.623                --
                                                          2009      0.910          1.421                --
                                                          2008      1.685          0.910                --
                                                          2007      1.742          1.685                --
                                                          2006      1.545          1.742                --
                                                          2005      1.361          1.545                --
                                                          2004      1.196          1.361                --
                                                          2003      1.000          1.196                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Portfolios II- Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust- BlackRock Large Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 11/10/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGE

          FORMER UNDERLYING FUND NAME                      NEW UNDERLYING FUND NAME
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio         T. Rowe Price Large Cap Value Portfolio


UNDERLYING FUND MERGERS

The following former Underlying Funds were merged with and into the new Underlying Funds.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Legg Mason Value Equity Portfolio             Legg Mason ClearBridge Aggressive Growth
                                                     Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason ClearBridge Variable Dividend      Legg Mason ClearBridge Variable Equity Income
     Strategy Portfolio                              Builder Portfolio


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
DELAWARE VIP(R) TRUST                           MET INVESTORS SERIES TRUST
  Delaware VIP(R) Small Cap Value Series        Third Avenue Small Cap Value Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Capital       Davis Venture Value Portfolio
     Portfolio


UNDERLYING FUND LIQUIDATION

          FORMER UNDERLYING FUND NAME
----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Western Asset Variable Adjustable
     Rate Income Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-20




                                       C-1